Short-term Borrowings and Long-term Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 USD ($)	Sep. 03, 2013 JPY (¥)	Mar. 31, 2013 USD ($)
Debt Disclosure [Abstract]
Weighted-average interest rates on short-term borrowings			0.51%		0.61%
Interest rates on borrowings, minimum	0.45%	0.46%
Interest rates on borrowings, maximum	0.64%	0.85%
Short-term borrowings from banks loans denominated in foreign currencies	¥ 2,058	¥ 1,881	$ 20		$ 20
Aggregate amount of unsecured bonds issued				15,000
Collateral debt obligations	0	0
Lines of credit available for immediate borrowings	25,000
Commitment fee paid for credit line agreements	¥ 19	¥ 19